Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
October 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.15%
Aerospace & Defense–1.40%
General Electric Co.	588	$101,007
RTX Corp.	892	107,923
		208,930
Air Freight & Logistics–0.69%
United Parcel Service, Inc. Class B	771	103,360
		103,360
Automobiles–1.48%
†Tesla, Inc.	887	221,617
		221,617
Banks–4.66%
Bank of America Corp.	4,140	173,135
JPMorgan Chase & Co.	1,226	272,074
PNC Financial Services Group, Inc.	616	115,974
Wells Fargo & Co.	2,100	136,332
		697,515
Beverages–0.99%
PepsiCo, Inc.	893	148,310
		148,310
Biotechnology–1.64%
AbbVie, Inc.	788	160,649
Amgen, Inc.	267	85,483
		246,132
Broadline Retail–3.71%
†Amazon.com, Inc.	2,976	554,726
		554,726
Capital Markets–2.66%
Blackrock, Inc.	143	140,287
Goldman Sachs Group, Inc.	240	124,270
Morgan Stanley	1,144	132,990
		397,547
Chemicals–1.04%
Linde PLC	340	155,091
		155,091
Communications Equipment–0.97%
Cisco Systems, Inc.	2,664	145,907
		145,907
Consumer Finance–0.92%
American Express Co.	512	138,281
		138,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.98%
Costco Wholesale Corp.	191	$166,969
Walmart, Inc.	1,574	128,989
		295,958
Diversified Telecommunication Services–0.67%
AT&T, Inc.	4,455	100,416
		100,416
Electric Utilities–0.50%
NextEra Energy, Inc.	938	74,337
		74,337
Electrical Equipment–0.66%
Eaton Corp. PLC	297	98,479
		98,479
Entertainment–1.39%
†Netflix, Inc.	159	120,209
Walt Disney Co.	910	87,542
		207,751
Financial Services–4.32%
†Berkshire Hathaway, Inc. Class B	639	288,138
Mastercard, Inc. Class A	349	174,357
Visa, Inc. Class A	636	184,344
		646,839
Ground Transportation–0.47%
†Uber Technologies, Inc.	985	70,969
		70,969
Health Care Equipment & Supplies–1.74%
Abbott Laboratories	1,308	148,288
†Intuitive Surgical, Inc.	223	112,356
		260,644
Health Care Providers & Services–1.82%
Elevance Health, Inc.	215	87,238
UnitedHealth Group, Inc.	329	185,721
		272,959
Hotels, Restaurants & Leisure–2.78%
Booking Holdings, Inc.	19	88,849
Hilton Worldwide Holdings, Inc.	764	179,425
McDonald's Corp.	344	100,486
Starbucks Corp.	484	47,287
		416,047
Household Durables–1.04%
†NVR, Inc.	17	155,598
		155,598
Lincoln U.S. Equity Income Maximizer Fund–1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.16%
Procter & Gamble Co.	1,053	$173,935
		173,935
Industrial REITs–0.50%
Prologis, Inc.	662	74,766
		74,766
Insurance–0.64%
Progressive Corp.	395	95,918
		95,918
Interactive Media & Services–6.32%
Alphabet, Inc. Class C	3,270	564,696
Meta Platforms, Inc. Class A	673	381,982
		946,678
IT Services–1.17%
Accenture PLC Class A	266	91,722
International Business Machines Corp.	404	83,515
		175,237
Life Sciences Tools & Services–1.48%
Danaher Corp.	391	96,053
Thermo Fisher Scientific, Inc.	230	125,654
		221,707
Machinery–3.92%
Caterpillar, Inc.	272	102,326
Dover Corp.	841	159,227
Illinois Tool Works, Inc.	780	203,681
Ingersoll Rand, Inc.	1,272	122,112
		587,346
Media–0.82%
Comcast Corp. Class A	2,827	123,455
		123,455
Metals & Mining–0.41%
Freeport-McMoRan, Inc.	1,370	61,677
		61,677
Multi-Utilities–2.50%
DTE Energy Co.	1,312	162,976
Sempra	2,537	211,510
		374,486
Oil, Gas & Consumable Fuels–3.40%
Chevron Corp.	945	140,635
Exxon Mobil Corp.	1,738	202,963
Occidental Petroleum Corp.	3,307	165,714
		509,312
Pharmaceuticals–4.23%
Eli Lilly & Co.	261	216,562
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Johnson & Johnson	1,424	$227,641
Merck & Co., Inc.	973	99,557
Pfizer, Inc.	3,167	89,626
		633,386
Residential REITs–0.63%
Equity Residential	1,349	94,929
		94,929
Retail REITs–0.77%
Realty Income Corp.	1,951	115,831
		115,831
Semiconductors & Semiconductor Equipment–11.22%
†Advanced Micro Devices, Inc.	636	91,629
Applied Materials, Inc.	601	109,130
Broadcom, Inc.	1,596	270,953
Intel Corp.	1,849	39,790
Micron Technology, Inc.	530	52,814
NVIDIA Corp.	7,645	1,014,950
QUALCOMM, Inc.	614	99,941
		1,679,207
Software–10.72%
†Adobe, Inc.	165	78,883
†Crowdstrike Holdings, Inc. Class A	117	34,734
Intuit, Inc.	153	93,376
Microsoft Corp.	2,279	926,072
Oracle Corp.	527	88,452
†Palantir Technologies, Inc. Class A	883	36,697
†PTC, Inc.	758	140,480
Salesforce, Inc.	385	112,177
†ServiceNow, Inc.	101	94,232
		1,605,103
Specialized REITs–0.76%
VICI Properties, Inc.	3,593	114,114
		114,114
Specialty Retail–1.94%
Home Depot, Inc.	476	187,425
Lowe's Cos., Inc.	392	102,637
		290,062
Technology Hardware, Storage & Peripherals–7.16%
Apple, Inc.	4,742	1,071,265
		1,071,265
Lincoln U.S. Equity Income Maximizer Fund–2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.87%
Philip Morris International, Inc.	985	$130,710
		130,710
Total Common Stock (Cost $14,825,196)		14,696,537

TOTAL INVESTMENTS–98.15% (Cost $14,825,196)	14,696,537

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.02)%
Centrally Cleared–(0.02)%

Call Options–(0.02)%
Alphabet Strike price $189.60, expiration date 11/21/2024, notional amount $(151,680)	(8)	$(395)
Amazon.com Strike price $216.59, expiration date 11/21/2024, notional amount $(151,613)	(7)	(688)
Apple Strike price $254.66, expiration date 11/21/2024, notional amount $(280,126)	(11)	(392)
Broadcom Strike price $206.67, expiration date 11/21/2024, notional amount $(82,668)	(4)	(140)
JPMorgan Chase & Co. Strike price $236.98, expiration date 11/21/2024, notional amount $(71,094)	(3)	(330)
Meta Platforms Strike price $692.38, expiration date 11/21/2024, notional amount $(138,476)	(2)	(83)
Microsoft Strike price $463.42, expiration date 11/21/2024, notional amount $(231,710)	(5)	(110)
NVIDIA Strike price $167.90, expiration date 11/21/2024, notional amount $(319,010)	(19)	(1,226)
(3,364)
Total Options Written (Premiums received $(6,925))		(3,364)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.87%	279,828
NET ASSETS APPLICABLE TO 1,510,000 SHARES OUTSTANDING–100.00%	$14,973,001

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
Lincoln U.S. Equity Income Maximizer Fund–3